Lease Liability	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Lease Liability
9.	LEASE LIABILITY
The Company entered into an operating lease agreement for its Victoria, BC facility (of approximately 4,900 square feet of office space) which expires on November 30, 2024.
The cost components of the operating lease were as follows for the years ended December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Lease Cost
Operating lease expense	$64,996	$67,423
Variable lease expense	68,584	66,455
Lease term and Discount Rate
Weighted average remaining lease term (years)	0.92	1.92
Weighted average discount rate	14%	14%
Variable lease costs are payments that vary because of changes in facts or circumstances and include common area maintenance and property taxes related to the premises. Variable lease costs are excluded from the calculation of minimum lease payments.
The Company’s future minimum lease payments as of December 31, 2023 are as follows:

Year ending December 31:
2024	60,780

Total undiscounted future minimum lease payments	$60,780
Less: balance of unused tenant allowance	—
Less: imputed interest	(7,464)

Present value of lease liabilities at December 31, 2023	$53,316

The lease liability balance is comprised as follows:

	December 31, 2023	December 31, 2022
Current portion	$53,316	$50,403
Non-current portion	—	51,303

	$53,316	$101,706

During the year ended December 31, 202
3
, the Company subleased approximately 616 square feet office space with amounts totaling $24,387 for the year ended December 31, 2023 ($24,387 – year ended December 31, 2022) being recorded as a reduction to general and administrative expenses.